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Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND Ticker Symbols: NASDX and NDXKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq- 100 Index®.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example). The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Nasdaq-100 Index Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nasdaq-100 Index Fund		Direct Shares	K Shares
Management fees		0.50%	0.50%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.24%	0.49%
Total Annual Operating Expenses		0.74%	1.24%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%	1.00%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.49% and 0.99% until January 2, 2021. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nasdaq-100 Index Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	51	160	280	628
K Shares	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Nasdaq, which maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks comprising the index so that the weighting of each stock in the portfolio approximates the index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. Companies included in The Nasdaq-100 Index range from $9 billion to $1,207 billion in market capitalization as of November 29, 2019. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund may become "non-diversified" as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalizations or index weightings of one or more stocks in the Nasdaq-100 Index®. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Nasdaq-100 Index®. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Index®.

Principal Risks

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure.

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the index could result in the negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative Fund performance.

Non-Diversification Risk. To the extent the Fund is managed as a non-diversified investment company, it is subject to the greater risk that the value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment- level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 21.04% (Q1, 2012)

Worst Quarter: -23.81% (Q4, 2008)

Year to date performance as of 9/30/19: 22.38%

Date of inception:1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/18)
Average Annual Total Returns - Nasdaq-100 Index Fund	1 Year	5 Years	10 Years
Direct Shares	(1.23%)	12.37%	18.76%
Direct Shares | After Taxes on Distributions	(2.92%)	11.62%	18.26%
Direct Shares | After Taxes on Distributions and Sales	(1.55%)	9.80%	16.28%
Nasdaq-100 Index	0.04%	13.33%	19.29%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.